CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash and cash equivalents	$ 11,141,136	$ 2,123,682	$ 5,583,922
Prepaid expenses	474,866	738,927	105,078
Other current assets	267,084	345,856	0
Total current assets	11,883,086	3,208,465	5,689,000
Right of use asset	0	179,503	287,692
Property and equipment, net	4,706	7,189	7,108
Other assets	1,117	9,552	8,435
Total assets	11,888,909	3,404,709	5,992,235
Current liabilities
Accounts payable	134,787	448,425	859,638
Accrued liabilities	292,961	775,045	704,340
Note Payable	174,466	624,302	0
Total current liabilities	602,214	1,847,772	1,563,978
Lease liability	0	64,196	183,589
Total long term liabilities	0	64,196	183,589
Total liabilities	602,214	1,911,968	1,747,567
Stockholders' equity
Preferred stock, undesignated, authorized 4,818,654 shares; See Note 8 Series A Preferred stock, par value $.0001, issued 5,181,346 shares; outstanding 210, as of December 31, 2022 and December 31, 2021		0	0
Common stock, par value $.0001 per share; authorized 400,000,000 shares; issued and outstanding 23,862,434 as of September 30, 2023 and 2,291,809 as of December 31, 2022, respectively	2,386	229	2,521
Additional paid-in capital	305,311,462	291,034,592	282,736,332
Accumulated deficit	(294,027,153)	(289,542,080)	(278,494,185)
Total stockholders' equity	11,286,695	1,492,741	4,244,668
Total liabilities and stockholders' equity	11,888,909	3,404,709	$ 5,992,235
Series A Preferred Stock
Stockholders' equity
Preferred stock, undesignated, authorized 4,818,654 shares; See Note 8 Series A Preferred stock, par value $.0001, issued 5,181,346 shares; outstanding 210, as of December 31, 2022 and December 31, 2021	$ 0	$ 0